INCOME AND EXPENSES - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income And Expenses [Abstract]
Capitalised cost of depreciation	$ 5,274,517	$ 3,749,156	$ 1,167,586
Training fees	1,367,682	349,387	254,966
Accounting fees	1,482,394	761,224	330,850
Freight Cost	2,310,486	798,582	393,233
Consultancy fees	$ 29,131,225	$ 10,745,051	$ 4,114,715